Share Capital - Disclosure of Detail of Share Capital Transactions (Details) $ in Millions															12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 29, 2023 EUR (€)	Dec. 13, 2023 EUR (€) shares	Nov. 10, 2023 EUR (€) shares	Nov. 07, 2023 EUR (€) shares	Nov. 07, 2023 USD ($) shares	Sep. 13, 2023 EUR (€) shares	Sep. 13, 2023 USD ($) shares	Sep. 11, 2023 EUR (€) shares	Jun. 27, 2023 EUR (€)	Apr. 20, 2023 EUR (€) shares	Apr. 20, 2022 EUR (€)	Mar. 31, 2022 EUR (€) shares	Mar. 11, 2022 EUR (€)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares
Shareholders’ equity
Equity at beginning of period															€ (27,045,000)	€ 26,790,000
Capital increase															61,641,000	0
Free shares attribution																0
Equity at end of period	€ (1,843,000)														(1,843,000)	(27,045,000)
Tranche two
Shareholders’ equity
Capital increase | $						$ 25.0
Janssen | Tranche two
Shareholders’ equity
Capital increase transaction costs		€ (79,000)
Janssen | Tranche three
Shareholders’ equity
Capital increase transaction costs		€ (813,000)
AGA 2023
Shareholders’ equity
Capital increase														€ 10,635.3
Share Capital
Shareholders’ equity
Equity at beginning of period			€ 1,386,962.17	€ 1,274,074.48	€ 1,085,700.58		€ 1,056,911.47				€ 1,046,276.16				1,046,276.16	1,045,000
Capital increase															368,000	2,000
Equity at end of period	€ 1,413,999.85		1,413,999.85	1,386,962.17	1,274,074.48		1,085,700.58				1,056,911.46				€ 1,413,999.85	€ 1,046,276.16
Number of shares
Number of shares outstanding at beginning of period (in shares) | shares															34,875,872	34,825,872
Capital increase, net (in shares) | shares	12,257,456														12,257,456	50,000
Number of shares outstanding at end of period (in shares) | shares	47,133,328														47,133,328	34,875,872
Share Capital | Janssen
Shareholders’ equity
Capital increase				€ 113,000			€ 29,000		€ 29,000
Number of shares
Capital increase, net (in shares) | shares				3,762,923			959,637	959,637	959,637
Share Capital | Ordinary shares
Shareholders’ equity
Capital increase					€ 75,000
Number of shares
Capital increase, net (in shares) | shares					2,492,223	2,492,223
Share Capital | ADS Shares
Shareholders’ equity
Capital increase					€ 114,000
Number of shares
Capital increase, net (in shares) | shares					3,786,907	3,786,907
Share Capital | ADS Shares | Janssen
Shareholders’ equity
Capital increase			€ 27,000
Number of shares
Capital increase, net (in shares) | shares			901,256
Share Capital | AGA 2020
Shareholders’ equity
Capital increase													€ 2,000
Number of shares
Capital increase, net (in shares) | shares													50,000
Share Capital | AGA 2021
Shareholders’ equity
Capital increase											€ 11,000
Number of shares
Capital increase, net (in shares) | shares											354,510
Premiums related to share capital
Shareholders’ equity
Equity at beginning of period															€ 255,760,000	€ 255,767,000
Capital increase															56,982,000
Prior period adjustments	€ 1,000												€ 2,000
Free shares attribution																(7,000)
Equity at end of period	€ 312,742,000														€ 312,742,000	€ 255,760,000
Premiums related to share capital | Janssen
Shareholders’ equity
Capital increase				€ 18,965,000				$ 5.0	€ 4,642,000
Premiums related to share capital | Ordinary shares
Shareholders’ equity
Capital increase					€ 12,561,000
Capital increase transaction costs					(758,000)
Premiums related to share capital | ADS Shares
Shareholders’ equity
Capital increase					19,086,000
Capital increase transaction costs					€ (1,140,000)
Premiums related to share capital | ADS Shares | Janssen
Shareholders’ equity
Capital increase			€ 4,542,000
Premiums related to share capital | AGA 2022
Shareholders’ equity
Free shares attribution												€ (9,000)
Premiums related to share capital | AGA 2023
Shareholders’ equity
Free shares attribution										€ (26,000)